UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-21462
Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)
David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)
913-981-1020
Registrant's telephone number, including area code
Date of fiscal year end: November 30
Date of reporting period: February 28, 2007

Item 1. Schedule of Investments.
(Unaudited)
	February 28, 2007
	Shares	Value
Master Limited Partnerships and
Related Companies — 175.9%(1)
Crude/Refined Products Pipelines — 91.3%(1)
Buckeye Partners, L.P.	567,102	$27,873,063
Enbridge Energy Partners, L.P.	925,300	48,865,093
Holly Energy Partners, L.P.(2)	427,070	19,696,468
Kinder Morgan Management, LLC(3)(4)	1,617,533	80,892,825
Magellan Midstream Partners, L.P.	2,224,713	93,660,417
Plains All American Pipeline, L.P.	2,270,434	126,009,087
Sunoco Logistics Partners, L.P.	934,625	52,432,463
TEPPCO Partners, L.P.	869,520	37,163,285
Valero, L.P.	886,689	55,861,407
Valero GP Holdings, LLC	1,408,168	37,091,145

		579,545,253

Natural Gas/Natural Gas Liquid Pipelines — 40.2%(1)
Boardwalk Pipeline Partners, L.P.	108,000	3,963,600
Energy Transfer Equity, L.P.(5)	729,661	23,604,533
Energy Transfer Partners, L.P.	1,722,250	94,999,310
Enterprise GP Holdings, L.P.	71,400	2,618,952
Enterprise Products Partners, L.P.	2,323,940	70,903,409
ONEOK Partners, L.P.	262,255	16,978,389
TC Pipelines, L.P.(5)	1,229,390	42,303,310

		255,371,503

Natural Gas Gathering/Processing — 30.8%(1)
Copano Energy, LLC	590,448	39,016,804
Crosstex Energy, L.P.	268,587	10,093,500
Crosstex Energy, L.P.(4)(5)	712,760	23,278,742
DCP Midstream Partners, L.P.	23,300	861,634
Duncan Energy Partners, L.P.	451,100	10,826,400
Hiland Holdings GP, L.P.	39,050	1,109,020
Hiland Partners, L.P.	41,048	2,226,444
MarkWest Energy Partners, L.P.(2)	1,040,177	67,507,487
Targa Resources Partners, L.P.	118,900	2,865,490
Universal Compression Partners, L.P.	84,700	2,518,131
Williams Partners, L.P.	310,380	13,408,416
Williams Partners, L.P.(5)	142,935	5,804,590
Williams Partners, L.P. — Class B(5)	412,457	16,391,041

		195,907,699

	February 28, 2007
	Shares	Value
Shipping — 3.9%(1)
United States — 3.5%(1)
K-Sea Transportation Partners, L.P.(2)	571,300	$22,566,350
Republic of the Marshall Islands — 0.4%(1)
Teekay LNG Partners, L.P.	67,200	2,473,632

		25,039,982

Propane Distribution — 9.7%(1)
Inergy, L.P.	1,916,784	59,477,808
Inergy Holdings, L.P.	49,715	2,065,658

		61,543,466

Total Master Limited Partnerships and
Related Companies (Cost $693,249,572)		1,117,407,903

Promissory Note — 0.8%(1)	Principal Amount
Shipping — 0.8%(1)
E.W. Transportation, LLC — Unregistered, 9.28%, Due 3/31/2009
(Cost $4,922,448)(5)(6)	$4,958,505	4,922,448

Short-Term Investments — 0.1%(1)	Shares
Investment Company — 0.1%(1)
First American Government
Obligations Fund — Class Y, 5.00%(7) (Cost $420,556)	420,556	420,556

Total Investments — 176.8%(1)
(Cost $698,592,576)		1,122,750,907
Auction Rate Senior Notes — (26.0%)(1)		(165,000,000)
Interest Rate Swap Contracts — 0.2%(1)
$345,000,000 notional — Unrealized Appreciation, Net		1,431,524
Liabilities in Excess of Cash and Other Assets — (40.0%)(1)		(254,138,424)
Preferred Shares at Redemption Value — (11.0%)(1)		(70,000,000)

Total Net Assets Applicable to Common
Stockholders — 100.0%(1)		$635,044,007

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Affiliated investment; the Company owns 5% or more of the outstanding voting securities of the issuer.
(3)	Security distributions are paid in kind. Related company of master limited partnership.
(4)	Non-income producing.
(5)	Fair valued securities represent a total market value of $116,304,664 which represents 18.3% of net assets. These securities are deemed to be restricted.
(6)	Security is a variable rate instrument. Interest rate is as of February 28, 2007.
(7)	Rate indicated is the 7-day effective yield as of February 28, 2007.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors. The table below shows the number of units held or principal amount, the acquisition date, acquisition cost, value per unit of such securities and percent of net assets which the securities comprise.
Investment Security		Number of Units or Principal Amount	Acquisition Date	Acquisition Cost	Value Per Unit	Value as Percent of Net Assets

Crosstex Energy, L.P.	Subordinated Units	712,760	6/29/06	$ 20,000,046	$32.66	3.7%
Energy Transfer Equity, L.P.	Common Units	729,661	11/27/06	20,000,008	32.35	3.7
E.W. Transportation, LLC	Promissory Note	$4,958,505	5/03/04	4,884,128	N/A	0.8
TC Pipelines, L.P.	Common Units	1,229,390	2/21/07	42,500,012	34.41	6.6
Williams Partners, L.P.	Common Units	142,935	12/13/06	5,229,992	40.61	0.9
Williams Partners, L.P.	Class B Common Units	412,457	12/13/06	14,770,085	39.74	2.6

				$107,384,271		18.3%

The carrying value per unit of unrestricted common units of Williams Partners, L.P. was $39.03 on December 1, 2006, the date of the purchase agreement, and $38.75 on December 13, 2006, the date of acquisition and date an enforceable right to acquire the restricted Williams Partners, L.P. securities was obtained by the Company. The carrying value per unit of unrestricted common units of TC Pipelines, L.P. was $36.21 on February 20, 2007, the date of the purchase agreement, and $37.55 on February 21, 2007, the date of acquisition and date an enforceable right to acquire the restricted TC Pipelines, L.P. securities was obtained by the Company.
As of February 28, 2007, the aggregate cost of securities for Federal income tax purposes was $650,487,340. At February 28, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $472,374,212 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $110,645. The net unrealized appreciation at February 28, 2007 was $472,263,567.
Investments representing 5 percent or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. The aggregate market value of all securities of affiliates held by the Company as of February 28, 2007 amounted to $109,770,305, representing 17.3 percent of net assets applicable to common stockholders. A summary of affiliated transactions for each company which is or was an affiliate at February 28, 2007 or during the period from December 1, 2006 to February 28, 2007, is as follows:
	Share			Realized	Gross	February 28, 2007
	Balance 11/30/06	Gross Additions	Gross Deductions	Gain (Loss)	Distributions Received	Share Balance	Value

Holly Energy Partners, L.P.	427,070	$ —	$ —	$ —	$ 288,272	427,070	$ 19,696,468
K-Sea Transportation Partners, L.P.	571,300	—	—	—	377,058	571,300	22,566,350
MarkWest Energy Partners, L.P.	1,016,877	1,384,765	—	—	1,040,177	1,040,177	67,507,487

		$1,384,765	$ —	$ —	$1,705,507		$109,770,305

Item 2. Controls and Procedures.
(a)	The Registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
TORTOISE ENERGY INFRASTRUCTURE CORPORATION
By	/s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer
Date	April 20, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By	/s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer
Date	April 20, 2007
By	/s/ Terry Matlack
Terry C. Matlack, Chief Financial Officer
Date	April 20, 2007